UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23483

Axonic Funds

(exact name of registrant as specified in charter)

520 Madison Avenue, 42nd Floor

New York, NY 10022

(Address of Principal Office)

Clayton DeGiacinto, President

c/o Axonic Capital LLC

520 Madison Avenue, 42nd Floor

New York, New York 10022

(Name and Address of Agent for Service)

Copies of information to:

Jeffrey Skinner

Kilpatrick Townsend & Stockton LLP

1001 West Fourth Street

Winston-Salem, NC 27101

Registrant’s telephone number, including area code: (212) 259-0430

Date of fiscal year end:     October 31

Date of reporting period:   November 1, 2020 – October 31, 2021

Item 1. Report to Stockholders.

AXONIC STRATEGIC INCOME FUND

ANNUAL REPORT

October 31, 2021

TABLE OF CONTENTS

Shareholder Letter	1
Portfolio Update	3
Disclosure of Fund Expenses	5
Schedule of Investments	6
Statement of Assets and Liabilities	14
Statement of Operations	15
Statement of Changes in Net Assets	16
Financial Highlights	17
Notes to Financial Statements	19
Report of Independent Registered Public Accounting Firm	27
Additional Information	28
Trustees and Officers	29
Privacy Policy	31

Axonic Strategic Income Fund	Shareholder Letter
October 31, 2021 (Unaudited)

As our 2020 review suggested, 2021 has been a year of healing and recovery for the economy and most risk assets. Roughly, six trillion dollars of stimulus, which began with the CARES Act of March 2020 and continued over the course of more than a year, largely filled the pandemic induced output gap. Monetary policy remained extremely accommodative throughout the year, and it included a steady pace of quantitative easing (QE) that helped keep longer-duration yields in check. Real GDP surged in the first two quarters of the year, and most asset prices rallied. Throughout much of the year, both corporate and structured product credit spreads tightened. For the first time in history, speculative grade corporate real yields went negative. Commodity prices rallied spectacularly for much of the year but some prices cooled just as the heat of summer commenced. Notwithstanding fits and starts, Treasury yields moved well above where they ended 2020 when the 10-year was around 90bps.

This speedy recovery in the economy and asset prices did not come without a cost: inflation. It seemed clear to us as early as February that there was a heightened risk of inflation. By May, we were convinced it had arrived. We consistently challenged the Fed's characterization of inflation as ‘transitory’ because we believed the two unusual conditions for it were present: 1) extraordinary deficit spending, and 2) severe supply chain disruptions. The pandemic was a highly uncommon dual shock (supply side and demand side) akin to what happens during times of war. In the end, the Fed was forced to abandon its characterization of inflation as transitory - probably just in time for the headline numbers to fall. The impacts of inflation began to manifest in the second half of the year, just as extremely elevated household savings began to approach pre-pandemic levels. Real GDP fell to 2.1% in the third quarter, down from about 6.7% in the second. For October, inflation produced negative real wage growth (-0.8%), negative real disposable income growth (-1.6%), and negative hourly productivity growth (-5.0%). Unfortunately, complexity in global supply chains has proven them fragile, and depending on the evolution of policy responses to Covid-19, disruptions may continue well into 2022. With them, inflation is likely to persist.

Inflation takes time to weave through the economy, and its impacts on asset class returns aren’t uniform. When PPI (producer price growth) exceeds CPI (consumer price growth) by as much as it does now, history suggests company margins will begin to suffer. This impact, however, isn’t uniform among companies, nor is it universally detrimental to all assets. For 2022, inflation is likely to create a dispersion in asset class returns. Most importantly, there should be considerable, continued benefits to parts of the commercial real estate (CRE) market. Multi-family related assets tend to see the benefit of inflation through higher rents with between a six and eighteen month lag. Importantly, cap rates overall are unlikely to rise as much as previous bouts of inflation might suggest. Despite the Fed’s recent hawkish pivot, we believe the Fed is unlikely to hike as aggressively as it has in previous cycles, and QE is a tool that enables it to directly manage long rates. Lastly, in what we expect to be a generally more volatile environment for equities, we believe that owning hard real estate assets, senior RMBS, CMBS and ABS bonds will continue to provide a margin of safety and risk-adjusted return profile available in few other asset classes. This is especially true when, in stark contrast to passive index investing, ownership of these assets is based on deep, fundamentally driven analysis of cash flows.

The Axonic Strategic Income Fund (“the Fund”) was up +8.28% (Institutional Class) for the fiscal year ended October 31, 2021 on a price per share performance basis and the Fund returned positive performance on a relative dollar basis of approximately $72.7 million of net income. The Fund's benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index (the Agg), returned -0.48% for the year to date ended October 31, 2021(a).

The Fund has continued to benefit from the recovery in structured credit assets in the aftermath of the Covid induced dislocation. The strong relative dollar based return of the Fund was attributable to the deployment of shareholder capital to price dislocated senior commercial mortgage-backed securities (“CMBS”), non-agency residential mortgage-backed securities (“RMBS”) and asset back securities (“ABS”). Well collateralized assets that generate stable income produced a strong total return for the Fund through a combination of income and price appreciation. The Funds investment strategies were all contributors to gross income and appreciation with the CMBS and credit opportunistic strategies leading with 43.77%, RMBS 26.72%, ABS 25.65% and lastly equity opportunistic 3.85% of the total gross income production of the Fund.

Our goal is to have an annualized dividend yield of 3.5% to 5.0% of ordinary income distributed monthly to shareholders. Additionally, we may sell investments opportunistically throughout the year that may result in an annual distribution of capital gains to shareholders.

We maintain a high conviction around the fundamental performance of the assets in the Fund and believe the current U.S. recovery provides an attractive opportunity to generate strong risk-adjusted returns.

Thank you for your continued support.

Clayton DeGiacinto
Managing Partner, Chief Investment Officer
Axonic Capital LLC

(a)	Past performance data quoted represents past performance, which is not a guarantee of future results.

Annual Report | October 31, 2021	1

Axonic Strategic Income Fund	Shareholder Letter
October 31, 2021 (Unaudited)

Risk Factors

Residential Mortgage-Backed Securities Risks: Collateral underlying RMBS generally consists of mortgage loans secured by residential real estate or other RMBS. In addition to the risks associated with other asset-backed securities as described above, mortgage-backed securities are subject to the general risks associated with investing in real estate securities; that is, they may lose value if the value of the underlying real estate to which a pool of mortgages relates declines. In addition, the rate of prepayments on underlying mortgages affects the price and volatility of a mortgage-backed security, and may have the effect of shortening or extending the effective maturity beyond what was anticipated.

REIT Risk: Investments in REITS and in securities of other companies principally engaged in the real estate industry subject the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values.

Commercial Mortgage-Backed Securities Risks: Collateral underlying CMBS generally consists of mortgage loans secured by income-producing property or other CMBS. Performance of a commercial mortgage loan and the market value of a commercial property both depend primarily on the net income generated by the underlying mortgaged property and performance of the related business (including property management). As a result, income generation will affect both the likelihood of default and these verity of losses with respect to a commercial mortgage loan. Issues associated with managing a commercial property may impact both performance and market value. The value of commercial real estate is also subject to limitations on remedies imposed by bankruptcy laws and state laws regarding foreclosure and rights of redemption. In addition, the unavailability of real estate financing may lead to default of mortgage loans on commercial properties, and there is no recourse against the borrower’s assets other than the collateral except in the case of borrowers acting fraudulently or otherwise illegally. As a result, payments on the CMBS may be adversely affected in such cases.

Derivatives Risks: Credit derivatives are contracts that transfer price, spread and/or default risks of debt and other instruments from one party to another. Such instruments may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produced is proportionate losses to the Fund. In addition, the Fund is subject to the credit risk associated with the underlying assets of a derivatives contract as well as the risk of counter party default. As a result, the Fund’s use of derivatives could result in losses, which could be significant. The Fund is classified as “non-diversified” under the 1940 Act. A non-diversified fund is not limited by the 1940 Act with regard to the percentage of its assets that maybe invested in the securities of a single issuer. Consequently, the securities of a particular issuer or a small number of issuers may constitute a significant portion of the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s NAV to greater volatility than that experienced by more diversified investment companies. Distributions from the Fund’s net investment income are accrued daily and typically paid quarterly. However, there can be no assurances that the Fund will achieve any level of distribution to its Shareholders.

2	www.axonicfunds.com

Axonic Strategic Income Fund	Portfolio Update
October 31, 2021 (Unaudited)

Average Annual Total Returns (as of October 31, 2021)

	1 Month	Quarter	6 Month	1 Year	Since Inception*
Axonic Strategic Income Fund – A – NAV	0.42%	0.96%	2.63%	7.85%	7.80%
Axonic Strategic Income Fund – A – LOAD	-1.85%	-1.31%	0.30%	5.46%	5.92%
Axonic Strategic Income Fund – I – NAV	0.42%	0.96%	2.83%	8.28%	3.22%
Bloomberg Barclays US Aggregate Bond Index(a)	-0.03%	-1.08%	1.06%	-0.48%	3.07%

Past performance does not guarantee future results. Investment returns, and principal value of the Fund will fluctuate so that shares may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted above. For current performance information, please call 1-833-429-6642. Total annual fund operating expense (as reported in the February 28, 2021 Prospectus) for the I shares is 1.23% gross and 1.14% net and for the A shares is 1.88% gross and 1.54% net. The Fund’s investment adviser, Axonic Capital LLC (the“Adviser”) has entered into an Expense Limitation Agreement with the Fund under which it has contractually agreed to waive Advisory Fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses to not more than 1.10% of average daily net assets. The Expense Limitation Agreement is currently in effect until December 31, 2022. Class A (Maximum Offering Price) performance reflects the fund’s maximum sales charge of 2.25%.

*	Class A has an inception date of July 16, 2020. Class I has an inception date of December 30, 2019.
(a)	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). Investors cannot invest directly in an index or benchmark.

Excludes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value and total return for shareholder transactions reported to the market may differ from the net asset value for financial reporting purposes.

Performance data quoted represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, if repurchased, may be worth more or less than their original cost. Total return measures net investment income and capital gain or loss from portfolio investments. All performance shown assumes reinvestment of dividends and capital gains distributions. For the most current month-end performance please call 1-833-429-6642 (833-4Axonic) or download one at www.axonicfunds.com.

Performance of $10,000 Initial Investment (as of October 31, 2021)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Institutional Class since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the repurchase of Fund shares.

Annual Report | October 31, 2021	3

Axonic Strategic Income Fund	Portfolio Update
October 31, 2021 (Unaudited)

Top Ten Holdings (as a % of Net Assets)*

Hudsons Bay Simon JV Trust, Series 2015-HBFL, Class AFL	2.65%
SB Multifamily Repack Trust, Series 2020-FRR1, Class A	2.38%
FREMF Mortgage Trust, Series 2018-KF49, Class C	2.33%
Clarus Securities, Inc., Series 2020-2	2.23%
Hertz Vehicle Financing III LP, Series 2021-2A, Class D	2.22%
Sitka Holdings LLC	1.78%
Ambac Assurance Corp.	1.56%
Granite Point Mortgage Trust, Inc.	1.51%
ACRES Commercial Realty Corp.	1.50%
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class AJ	1.28%
Top Ten Holdings	19.44%

Portfolio Composition (as a % of Net Assets)*

Commercial Mortgage-Backed Securities	23.63%
Residential Mortgage-Backed Securities	19.75%
Asset-Backed Securities	18.25%
Convertible Corporate Bonds	6.58%
Corporate Bonds	5.68%
Preferred Stocks - Financials	2.41%
Bank Loans	1.99%
Common Stocks - Financials	1.08%
Collateralized Loan Obligations	0.74%
Cash Equivalents & Other Net Assets	19.89%
100.00%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Tables present indicative values only.

4	www.axonicfunds.com

Axonic Strategic Income Fund	Disclosure of Fund Expenses
October 31, 2021

As a shareholder of the Axonic Strategic Income Fund (the "Fund"), you will incur two types of costs: (1) transaction costs, including any applicable redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable) and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on May 1, 2021 and held through October 31, 2021.

Actual Expenses

The first line under each class of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period May 1, 2021 – October 31, 2021” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, if any. Therefore, the second line under each class of the table below is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Expense Ratio(a)	Expenses Paid During Period May 1, 2021 - October 31, 2021(a)
Axonic Strategic Income Fund
Class A
Actual	$1,000.00	$1,026.30	1.50%	$7.66
Hypothetical (5% return before expenses)	$1,000.00	$1,017.64	1.50%	$7.63
Institutional
Actual	$1,000.00	$1,028.30	1.02%	$5.21
Hypothetical (5% return before expenses)	$1,000.00	$1,020.06	1.02%	$5.19

(a)	Annualized, based on the Fund's most recent fiscal half year expenses.
(a)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), divided by 365.

See Notes to Financial Statements.
Annual Report | October 31, 2021	5

Axonic Strategic Income Fund	Schedule of Investments
October 31, 2021

Description	Shares	Value
COMMON STOCKS (1.08%)
Financials (1.08%)
ACRES Commercial Realty Corp. REIT(a)	91,094	$1,430,176
Granite Point Mortgage Trust, Inc. REIT	259,570	3,478,238
Ladder Capital Corp. REIT	506,558	6,078,696
New Residential Investment Corp. REIT	19,446	220,907
PennyMac Mortgage Investment Trust REIT	97,107	1,956,706
TPG RE Finance Trust, Inc. REIT	109,550	1,431,818
		14,596,541
TOTAL COMMON STOCKS
(Cost $13,322,370)		14,596,541

PREFERRED STOCKS (2.41%)
Financials (2.41%)
ACRES Commercial Realty Corp., Series D, 7.88%(b)	200,000	5,154,000
Arbor Realty Trust, Series D, 6.38%(b)	200,000	5,036,000
Arbor Realty Trust, Series F, 6.25%(b)	200,000	5,042,000
KKR Real Estate Finance Trust, Inc., Series A, 6.50%(b)	80,454	2,083,759
MFA Financial, Inc., Series B, 7.50%(b)	58,350	1,480,923
New Residential Investment Corp., 5Y US TI + 6.22%(b)(c)	166,420	4,202,105
New York Mortgage Trust, Inc., Series F, 6.88%(b)(c)	200,000	4,984,000
Ready Capital Corp., Series E, 6.50%(b)	20,000	500,600
TPG RE Finance Trust, Inc., Series C, 6.25%(b)	160,000	3,899,200
		32,382,587
TOTAL PREFERRED STOCKS
(Cost $32,085,757)		32,382,587

	Rate	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (18.25%)
Affirm Asset Securitization Trust, Series 2021-B, Class E(d)	4.61%	04/15/24	$4,200,000	$4,210,500
American Credit Acceptance Receivables Trust, Series 2021-1, Class F(d)	4.01%	05/13/24	900,000	908,910
Avant Credit Card Master Trust, Series 2021-1A, Class D(d)	4.28%	04/15/27	3,500,000	3,465,350
Castlelake Aircraft Securitization Trust, Series 2018-1, Class B(d)	5.30%	06/15/25	2,823,520	2,662,580
Castlelake Aircraft Structured Trust, Series 2017-1R, Class C(d)	6.50%	08/15/25	15,408,308	15,144,826
Castlelake Aircraft Structured Trust, Series 2019-1A, Class A(d)	3.97%	04/15/26	5,760,938	5,732,133
Castlelake Aircraft Structured Trust, Series 2019-1A, Class B(d)	5.10%	04/15/26	2,422,091	2,282,579
Castlelake Aircraft Structured Trust, Series 2021-1A, Class C(d)	7.00%	10/15/26	9,389,432	9,550,930
Clarus Securities, Inc., Series 2020-2	17.00%	12/10/27	30,000,000	30,003,000
Falcon Aerospace, Ltd., Series 2019-1, Class A(d)	3.60%	09/15/26	826,475	811,186
Falcon Aerospace, Ltd., Series 2019-1, Class B(d)	4.79%	09/15/26	1,694,666	1,597,392
First Investors Auto Owner Trust, Series 2021-1A, Class F(d)	5.37%	02/15/25	1,270,000	1,311,021
GAIA Aviation, Ltd., Series 2019-1, Class B(d)(e)	5.19%	12/15/26	17,188,602	16,348,080
Hertz Vehicle Financing III LP, Series 2021-2A, Class D(d)	4.34%	12/25/26	30,000,000	29,850,000
Horizon Aircraft Finance I, Ltd., Series 2018-1, Class A(d)	4.46%	12/15/25	429,351	427,118
Horizon Aircraft Finance I, Ltd., Series 2018-1, Class B(d)	5.27%	12/15/25	1,080,960	1,020,101
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class A(d)	3.72%	07/15/26	1,318,289	1,309,193
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class B(d)	4.70%	07/15/26	2,483,333	2,324,400
Horizon Aircraft Finance III, Ltd., Series 2019-2, Class A(d)	3.43%	11/15/26	4,611,105	4,587,127
Horizon Aircraft Finance III, Ltd., Series 2019-2, Class B(d)	4.46%	11/15/26	6,625,405	6,266,308

See Notes to Financial Statements.
6	www.axonicfunds.com

Axonic Strategic Income Fund	Schedule of Investments
October 31, 2021

	Rate	Maturity Date	Principal Amount	Value
JOL Air, Ltd., Series 2019-1, Class B(d)	4.95%	04/15/26	$16,633,502	$15,740,283
JPMorgan Chase Bank NA - Chase Auto Credit Linked Notes, Series 2021-2, Class G(d)	8.48%	07/25/25	2,350,000	2,353,290
Kabbage Funding LLC, Series 2019-1, Class E(d)	7.39%	03/15/22	1,480,523	1,479,635
Lendingpoint Asset Securitization Trust, Series 2021-B, Class D(d)	6.12%	12/16/24	3,000,000	2,977,800
LUNAR AIRCRAFT, Ltd., Series 2020-1A, Class A(d)	3.38%	02/15/27	1,149,679	1,135,768
LUNAR AIRCRAFT, Ltd., Series 2020-1A, Class B(d)	4.34%	02/15/27	4,085,752	3,811,598
MAPS 2021-1 Trust, Series 2021-1A, Class C(d)	5.44%	06/15/28	5,952,500	5,969,167
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class C(d)	4.21%	02/28/23	7,500,000	7,559,250
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class D(d)	6.26%	02/28/23	12,000,000	11,898,000
Pioneer Aircraft Finance, Ltd., Series 2019-1, Class A(d)	3.97%	06/15/26	3,035,491	3,020,617
Pioneer Aircraft Finance, Ltd., Series 2019-1, Class B(d)	4.95%	06/15/26	1,656,250	1,567,309
Project Silver, Series 2019-1, Class A(d)	3.97%	07/15/26	9,302,069	9,143,004
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class F(d)	5.79%	07/15/25	1,370,000	1,430,965
START Ireland, Series 2019-1, Class B(d)	5.10%	03/15/26	3,009,496	2,856,915
Stellar Jay Ireland DAC, Series 2021-1, Class B(d)	5.93%	03/15/28	5,000,000	4,999,949
Stonepeak 2021-1 ABS, Series 2021-1A, Class C(d)	5.93%	05/15/28	10,250,000	10,262,300
Thunderbolt II Aircraft Lease, Ltd., Series 2018-A, Class B(d)(e)	5.07%	09/15/38	3,491,964	3,304,446
Thunderbolt III Aircraft Lease, Ltd., Series 2019-1, Class B(d)	4.75%	11/15/26	10,868,487	10,284,849
WAVE LLC, Series 2019-1, Class B(d)	4.58%	09/15/27	6,613,228	6,258,098

TOTAL ASSET-BACKED SECURITIES
(Cost $242,847,937)				245,865,977

BANK LOANS (1.99%)
Copper Hill Sportsmans RT	4.25%	02/01/27	7,410,852	6,694,263
Fly Willow Funding, Ltd.(c)	7.00%	10/15/25	8,131,753	8,136,876
KREF Holdings X LLC(c)	5.75%	08/05/27	11,910,000	11,910,000

TOTAL BANK LOANS
(Cost $26,184,567)				26,741,139

COLLATERALIZED LOAN OBLIGATIONS (0.74%)
Golub Capital Partners TALF LP, Series 2020-1A, Class C(c)(d)	3M US L + 3.65%	10/20/29	10,000,000	10,009,404

TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $10,061,115)				10,009,404

COMMERCIAL MORTGAGE-BACKED SECURITIES (23.63%)
BAMLL Commercial Mortgage Securities Trust, Series 2019-AHT, Class E(c)(d)	1M US L + 3.20%	03/15/34	11,000,000	10,725,000
Banc of America Commercial Mortgage Trust, Series 2007-4, Class H(c)(d)	6.07%	02/10/51	5,635,746	5,667,306
BBCMS Mortgage Trust, Series 2018-TALL, Class E(c)(d)	1M US L + 2.44%	03/15/37	12,161,000	11,799,818
BCP Trust, Series 2021-330N, Class E(c)(d)	1M US L + 3.64%	06/15/23	15,300,000	15,208,200
BCP Trust, Series 2021-330N, Class F(c)(d)	1M US L + 4.63%	06/15/23	8,500,000	8,456,650
Beast Mortgage Trust, Series 2021-1818, Class F(c)(d)	1M US L + 4.45%	03/15/26	3,125,000	3,125,000
BMD2 Re-Remic Trust, Series 2019-FRR1, Class 7A(c)(d)	4.46%	05/25/52	3,408,370	3,422,685

See Notes to Financial Statements.
Annual Report | October 31, 2021	7

Axonic Strategic Income Fund	Schedule of Investments
October 31, 2021

	Rate	Maturity Date	Principal Amount	Value
BX Trust, Series 2019-ATL, Class G(c)(d)	1M US L + 3.49%	10/15/36	$7,500,000	$7,237,500
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class 65D(c)(d)	4.66%	04/15/24	4,600,000	4,374,600
Cantor Commercial Real Estate Lending, Series 2019-CF2, Class SWC(d)	3.84%	09/15/29	5,890,000	5,573,707
Cantor Commercial Real Estate Lending, Series 2019-CF2, Class SWD(d)	4.52%	09/15/29	4,988,052	4,635,397
Credit Suisse Mortgage Capital Certificates, Series 2021-980M, Class F(c)(d)	3.65%	07/15/26	11,700,000	10,583,820
Credit Suisse Mortgage Capital Certificates, Series 2021-980M, Class G(c)(d)	3.65%	07/15/26	6,311,003	5,365,615
Credit Suisse Mortgage Capital Certificates, Series 2020-FACT, Class F(c)(d)	1M US L + 6.16%	10/15/25	11,500,000	11,615,000
Extended Stay America Trust, Series 2021-ESH, Class F(c)(d)	1M US L + 3.70%	07/15/26	4,974,123	4,998,993
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2018-Q008, Class X(c)(f)	2.04%	12/25/24	74,605,319	2,021,803
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021-KG05, Class X3(c)(f)	2.70%	01/25/34	12,100,000	2,375,230
FREMF Mortgage Trust, Series 2016-KF24, Class B(c)(d)	1M US L + 5.00%	10/25/26	3,735,878	3,903,246
FREMF Mortgage Trust, Series 2018-KF49, Class C(c)(d)	1M US L + 6.00%	06/25/25	30,983,782	31,355,587
FRESB Mortgage Trust, Series 2019-SB66, Class X1(c)(f)	0.93%	07/25/29	42,626,435	2,979,588
FRESB Mortgage Trust, Series 2020-SB76, Class X1(c)(f)	1.20%	05/25/30	14,306,921	912,781
FRESB Mortgage Trust, Series 2020-SB77, Class X1(c)(f)	0.97%	06/25/27	20,442,373	1,087,534
FRESB Mortgage Trust, Series 2020-SB78, Class X1(c)(f)	1.17%	06/25/30	34,622,317	2,527,429
FRESB Mortgage Trust, Series 2020-SB79, Class X1(c)(f)	1.11%	07/25/40	16,793,755	1,175,563
FRESBMortgage Trust, Series 2020-SB81, Class X1(c)(f)	1.08%	10/25/30	24,327,193	1,822,107
FRESB Mortgage Trust, Series 2021-SB82, Class X1(c)(f)	1.14%	10/25/40	59,426,721	4,171,756
FRESB Mortgage Trust, Series 2021-SB83, Class X1(c)(f)	0.87%	01/25/41	32,475,388	2,019,969
FRESB Mortgage Trust, Series 2021-SB84, Class X1(c)(f)	0.56%	01/25/31	33,344,322	1,563,849
FRESB Multifamily Structured Pass Through Certificates, Series 2020-SB80, Class X1(c)(f)	1.13%	09/25/30	65,462,613	5,407,212
FRR Re-REMIC Trust, Series 2018-C1, Class C720(c)(d)	0.00%	08/27/47	6,894,000	6,698,900
Government National Mortgage Association, Series 2018-16, Class IO(c)(f)	0.59%	03/16/59	89,634,821	4,123,202
Government National Mortgage Association, Series 2017-50, Class IO(c)(f)	0.65%	01/16/57	26,871,756	1,152,798
Government National Mortgage Association, Series 2020-161, Class IO(c)(f)	1.05%	08/16/62	52,345,449	4,491,240
Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7(d)	3.91%	08/05/22	3,000,000	2,895,300
Hudsons Bay Simon JV Trust, Series 2015-HBFL, Class AFL(c)(d)	1M US L + 1.83%	08/05/34	36,823,000	35,714,628
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class AJ(c)	6.72%	02/15/51	17,252,560	17,252,560
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-FL12, Class EYT1(c)(d)	1M US L + 2.05%	12/15/31	4,000,000	3,939,200
MRCD 2019-MARK Mortgage Trust, Series 2019-PARK, Class F(d)	2.72%	12/15/24	4,373,000	4,198,080
MRCD 2019-MARK Mortgage Trust, Series 2019-PARK, Class G(d)	2.72%	12/15/24	8,311,000	7,861,375
SB Multifamily Repack Trust, Series 2020-FRR1, Class A(d)	5.60%	05/27/26	31,820,603	32,065,621
Velocity Commercial Capital Loan Trust, Series 2019-2, Class M5(c)(d)	4.93%	03/25/27	498,304	506,100

See Notes to Financial Statements.
8	www.axonicfunds.com

Axonic Strategic Income Fund	Schedule of Investments
October 31, 2021

	Rate	Maturity Date	Principal Amount	Value
Velocity Commercial Capital Loan Trust, Series 2019-2, Class M6(c)(d)	6.30%	02/25/28	$655,809	$673,116
Velocity Commercial Capital Loan Trust, Series 2019-1, Class M6(c)(d)	6.79%	10/29/29	2,739,475	2,781,211
Velocity Commercial Capital Loan Trust, Series 2019-3, Class M5(c)(d)	4.73%	08/25/28	436,981	449,037
Velocity Commercial Capital Loan Trust, Series 2020-1, Class M6(c)(d)	5.69%	02/25/50	1,793,784	1,830,819
Velocity Commercial Capital Loan Trust, Series 2021-1, Class M6(c)(d)	5.03%	03/25/31	2,641,705	2,653,990
Velocity Commercial Capital Loan Trust, Series 2021-3, Class M6(c)(d)	5.03%	10/25/51	757,000	745,471
Wells Fargo Re-REMIC Trust, Series 2013-FRR1, Class BK20(d)(g)	0.00%	06/27/22	1,662,589	1,635,489
Wells Fargo Re-REMIC Trust, Series 2013-FRR1, Class BK26(d)(g)	0.00%	12/27/22	10,867,466	10,515,360

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $320,458,673)				318,296,442

CONVERTIBLE CORPORATE BONDS (6.58%)
ACRES Commercial Realty Corp.	4.50%	08/15/22	20,415,000	20,214,933
Apollo Commercial Real Estate Finance, Inc.	4.75%	08/23/22	5,590,000	5,644,782
Granite Point Mortgage Trust, Inc.(d)	5.63%	12/01/22	11,174,000	11,142,713
Granite Point Mortgage Trust, Inc.	6.38%	10/01/23	20,134,000	20,276,951
MFA Financial, Inc.	6.25%	06/15/24	16,734,000	17,236,020
Redwood Trust, Inc.	5.63%	07/15/24	3,563,000	3,714,428
RWT Holdings, Inc.	5.75%	10/01/25	10,000,000	10,396,000

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $86,495,663)				88,625,827

CORPORATE BONDS (5.68%)
ACRES Commercial Realty Corp.	5.75%	08/15/26	6,000,000	6,090,000
Ambac Assurance Corp.(b)(d)	5.10%		14,888,509	20,992,797
Apollo Commercial Real Estate Finance, Inc.(d)	4.63%	06/15/29	7,000,000	6,790,000
GKN Subordinated CTL Pass-Through Trust/Auburn MI(c)(d)	0.00%	03/15/30	7,076,849	3,975,066
Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.(d)	5.75%	01/20/26	1,000,000	1,050,000
New Residential Investment Corp.(d)	7.00%	10/15/25	10,426,000	10,465,097
Nexpoint Real Estate Finance, Inc.	5.75%	05/01/26	3,000,000	3,123,750
Sitka Holdings LLC(c)(d)	3M US L + 4.50%	07/06/26	23,477,000	24,005,233

TOTAL CORPORATE BONDS
(Cost $74,474,905)				76,491,943

RESIDENTIAL MORTGAGE-BACKED SECURITIES (19.75%)
AlphaFlow Transitional Mortgage Trust, Series 2021-WL1, Class A2(d)(e)	5.61%	07/25/23	1,000,000	1,009,563
Alternative Loan Trust, Series 2005-11CB, Class 3A2(c)	1M US L + 0.50%	06/25/35	1,025,936	821,418
Alternative Loan Trust, Series 2006-40T1, Class 1A3(c)	1M US L + 0.55%	01/25/37	6,026,052	3,759,307
Alternative Loan Trust, Series 2006-41CB, Class 2A7(c)	1M US L + 0.60%	01/25/37	3,513,406	1,657,710
Alternative Loan Trust, Series 2006-41CB, Class 2A8(c)	1M US L + 0.65%	01/25/37	3,682,779	1,744,998

See Notes to Financial Statements.
Annual Report | October 31, 2021	9

Axonic Strategic Income Fund	Schedule of Investments
October 31, 2021

	Rate	Maturity Date	Principal Amount	Value
Alternative Loan Trust, Series 2006-OA10, Class 3A1(c)	1M US L + 0.38%	08/25/46	$2,036,747	$1,964,539
Alternative Loan Trust, Series 2007-2CB, Class 1A12(c)	1M US L + 0.50%	03/25/37	1,917,842	997,061
AMSR Trust, Series 2021-SFR3, Class G(d)	3.80%	10/17/26	7,000,000	6,885,318
BCAP LLC, Series 2014-RR2, Class 6A9(c)(d)	1M US L + 0.24%	11/26/23	2,410,261	1,560,609
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE3, Class 1A3(c)	1M US L + 0.25%	04/25/37	1,112,269	1,283,656
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE3, Class 1A4(c)	1M US L + 0.35%	04/25/37	511,628	513,029
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE7, Class M1(c)	1M US L + 0.40%	10/25/37	3,986,727	3,297,371
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A2A(c)	1M US L + 0.24%	10/25/36	396,358	463,140
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A2G(c)	1M US L + 0.24%	10/25/36	3,168,100	3,701,791
Bear Stearns Mortgage Funding Trust, Series 2007-AR2, Class A2(c)	1M US L + 0.20%	03/25/37	8,601,373	9,176,087
Bear Stearns Mortgage Funding Trust, Series 2007-AR4, Class G2AB(c)	1M US L + 0.24%	04/25/37	7,562,990	8,242,368
Bear Stearns Mortgage Funding Trust, Series 2007-AR5, Class 1A2G(c)	1M US L + 0.22%	06/25/37	1,049,183	1,021,649
Bear Stearns Mortgage Funding Trust, Series 2007-AR5, Class 2A2(c)	1M US L + 0.23%	06/25/37	2,787,286	2,683,609
Bellemeade Re, Ltd., Series 2020-2A, Class M2(c)(d)	1M US L + 6.00%	08/26/30	2,406,753	2,555,881
Bellemeade Re, Ltd., Series 2020-3A, Class B1(c)(d)	1M US L + 6.35%	10/25/30	2,000,000	2,177,294
CHL Mortgage Pass-Through Trust, Series 2007-4, Class 1A51(c)	1M US L + 0.60%	05/25/37	2,492,355	1,153,016
CitiMortgage Alternative Loan Trust, Series 2007-A2, Class 1A1(c)	1M US L + 0.60%	02/25/37	1,752,884	1,465,910
Connecticut Avenue Securities Trust, Series 2019-R01, Class 2B1(c)(d)	1M US L + 4.35%	07/25/31	7,184,943	7,371,127
Connecticut Avenue Securities Trust, Series 2019-R02, Class 1B1(c)(d)	1M US L + 4.15%	08/25/31	2,031,482	2,086,048
Connecticut Avenue Securities Trust, Series 2019-R03, Class 1B1(c)(d)	1M US L + 4.10%	09/25/31	5,943,608	6,093,279
Connecticut Avenue Securities Trust, Series 2019-R05, Class 1B1(c)(d)	1M US L + 4.10%	07/25/39	1,831,157	1,861,236
Credit Suisse Mortgage Capital Certificates, Series 2021-NQM3, Class B2(c)(d)	4.13%	04/25/66	800,000	788,720
Deephaven Residential Mortgage Trust, Series 2020-2, Class B3(c)(d)	5.89%	05/25/65	3,030,707	3,059,113
Deephaven Residential Mortgage Trust, Series 2021-1, Class B2(c)(d)	3.96%	02/25/25	1,600,000	1,575,360
Deephaven Residential Mortgage Trust, Series 2021-3, Class B2(c)(d)	4.13%	09/25/25	2,800,000	2,779,595
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class 2A2(c)	1M US L + 0.32%	08/25/47	4,072,593	3,595,035
Dominion Mortgage Trust, Series 2021-RTL1, Class M(d)(e)	5.73%	02/25/25	3,500,000	3,499,974
Fannie Mae Connecticut Avenue Securities, Series 2018-C05, Class 1B1(c)	1M US L + 4.25%	01/25/31	2,216,000	2,330,492
Freddie Mac Stacr Remic Trust, Series 2020-DNA4, Class B2(c)(d)	1M US L + 10.00%	08/25/50	2,622,404	3,243,882
Freddie Mac Stacr Remic Trust, Series 2020-DNA4, Class B1(c)(d)	1M US L + 6.00%	08/25/50	2,427,528	2,589,463
Freddie Mac Stacr Remic Trust, Series 2020-DNA5, Class B1(c)(d)	4.85%	10/25/50	3,138,520	3,319,927
Freddie Mac Stacr Remic Trust, Series 2020-DNA6, Class B2(c)(d)	30D US SOFR + 5.65%	12/25/50	1,150,000	1,220,094
Freddie Mac Stacr Remic Trust, Series 2021-HQA3, Class B1(c)(d)	30D US SOFR + 3.35%	09/25/41	3,000,000	2,963,400

See Notes to Financial Statements.
10	www.axonicfunds.com

Axonic Strategic Income Fund	Schedule of Investments
October 31, 2021

	Rate	Maturity Date	Principal Amount	Value
Freddie Mac Stacr Trust, Series 2018-HQA2, Class B1(c)(d)	1M US L + 4.25%	10/25/48	$2,000,000	$2,086,402
Freddie Mac Stacr Trust, Series 2019-HQA1, Class B1(c)(d)	1M US L + 4.40%	02/25/49	2,807,805	2,887,953
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class B1(c)(d)	30D US SOFR + 3.40%	08/25/33	7,500,000	7,691,632
GS Mortgage-Backed Securities Trust, Series 2021-NQM1, Class B2(c)(d)	4.21%	07/25/61	1,000,000	988,724
GSAMP Trust, Series 2006-HE7, Class M2(c)	1M US L + 0.29%	10/25/36	709,210	747,959
Home Partners of America , Series 2021-2, Class G(d)	4.51%	12/17/26	6,000,000	5,999,766
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class B2(c)(d)	4.36%	06/25/56	2,785,000	2,760,492
Lehman Mortgage Trust, Series 2005-2, Class 2A1(c)	1M US L + 0.68%	12/25/35	5,987,297	3,790,056
Lehman Mortgage Trust, Series 2005-2, Class 3A1(c)	1M US L + 0.75%	12/25/35	1,598,620	862,006
Lehman Mortgage Trust, Series 2006-9, Class 1A5(c)	1M US L + 0.60%	01/25/37	2,005,926	1,200,023
Lehman XS Trust, Series 2007-6, Class 3A31(e)	4.47%	05/25/37	3,399,888	3,498,936
Lehman XS Trust, Series 2007-6, Class 3A32(c)	1M US L + 0.50%	05/25/37	3,861,098	3,537,783
Lehman XS Trust, Series 2006-GP1, Class A3A(c)	1M US L + 0.46%	05/25/46	2,334,477	2,627,592
LHOME Mortgage Trust, Series 2019-RTL2, Class M(d)(e)	6.05%	03/25/22	500,000	504,094
LHOME Mortgage Trust, Series 2019-RTL2, Class A2(d)(e)	4.34%	03/25/22	1,091,000	1,101,539
LHOME Mortgage Trust, Series 2019-RTL3, Class A2(d)(e)	4.34%	07/25/22	2,182,000	2,209,048
LHOME Mortgage Trust, Series 2020-RTL2, Class M(d)	7.87%	04/25/23	6,250,000	6,597,591
LHOME Mortgage Trust, Series 2021-RTL2, Class M(d)(e)	4.61%	01/25/24	4,750,000	4,792,115
LHOME Mortgage Trust, Series 2021-RTL3, Class M(d)(e)	5.19%	05/25/25	9,000,000	8,983,689
MASTR Alternative Loan Trust, Series 2007-1, Class 2A15(c)	1M US L + 0.37%	10/25/36	1,028,020	237,074
Morgan Stanley Resecuritization Trust, Series 2015-R4, Class 4B2(c)(d)	2.96%	08/26/47	2,337,724	1,938,305
Nationstar Home Equity Loan Trust, Series 2006-B, Class M4(c)	1M US L + 0.44%	09/25/36	2,724,313	2,895,469
New Century Home Equity Loan Trust, Series 2005-3, Class M7(c)	1M US L + 1.30%	07/25/35	4,188,129	4,304,161
Point Securitization Trust, Series 2021-1, Class A2(c)(d)(f)	5.56%	02/25/52	14,000,001	14,000,001
RAAC, Series 2007-SP1, Class M3(c)	1M US L + 1.50%	03/25/37	2,825,253	2,720,986
RALI, Series 2005-QS12, Class A8(c)	1M US L + 0.35%	08/25/35	354,954	307,378
RALI, Series 2006-QS2, Class 1A10(c)	1M US L + 0.50%	02/25/36	1,279,429	1,017,912
RALI, Series 2006-QS8, Class A4(c)	1M US L + 0.45%	08/25/36	1,375,963	1,086,803
RALI, Series 2007-QO5, Class A(c)	12M US FED + 3.12%	08/25/47	9,913,429	2,625,419
RAMP, Series 2004-RS12, Class MII5(c)	1M US L + 1.75%	12/25/34	2,210,777	1,953,850
RAMP, Series 2006-RZ5, Class M1(c)	1M US L + 0.36%	08/25/46	4,602,853	4,302,113
Roc Mortgage Trust, Series 2021-RTL1, Class M(c)(d)	5.68%	03/25/24	6,745,000	6,729,363
Saxon Asset Securities Trust, Series 2005-1, Class M4(c)	1M US L + 1.13%	03/25/35	730,404	594,677
Saxon Asset Securities Trust, Series 2005-4, Class M4(c)	1M US L + 0.93%	11/25/37	1,453,670	1,322,665
Soundview Home Equity Loan Trust, Series 2007-NS1, Class M1(c)	1M US L + 0.35%	01/25/37	3,069,761	3,196,515
Specialty Underwriting & Residential Finance, Series 2005-BC1, Class B1(c)	1M US L + 1.80%	12/25/35	1,920,070	2,046,556
Starwood Mortgage Residential Trust, Series 2021-4, Class B2(c)(d)	4.14%	08/25/56	3,700,000	3,672,250
Structured Asset Mortgage Investments II Trust, Series 2007-AR1, Class 2A2(c)	1M US L + 0.21%	01/25/37	1,762,852	2,392,026
Structured Asset Mortgage Investments II Trust, Series 2007-AR2, Class 1A2(c)	1M US L + 0.19%	02/25/37	6,140,065	8,282,219
Structured Asset Securities Corporation, Series 2006-EQ1A, Class M1(c)(d)	1M US L + 0.29%	07/25/36	6,730,768	7,180,926
Toorak Mortgage Corp., Ltd., Series 2019-1, Class A2(d)(e)	4.95%	11/25/21	10,000,000	10,050,041
Toorak Mortgage Corp., Ltd., Series 2021-1, Class M1(d)(e)	5.80%	07/25/23	9,500,000	9,500,003
Verus Securitization Trust, Series 2021-R3, Class B2(c)(d)	4.07%	04/25/64	3,000,000	2,983,200

See Notes to Financial Statements.
Annual Report | October 31, 2021	11

Axonic Strategic Income Fund	Schedule of Investments
October 31, 2021

	Rate	Maturity Date	Principal Amount	Value
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-3, Class 1CB3(c)	1M US L + 0.45%	05/25/35	$1,575,717	$1,324,724

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(Cost $259,000,733)				266,044,105

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS - COMMON SHARES (19.17%)
First American Government Obligations Fund	0.04%	258,220,717	258,220,717

TOTAL SHORT TERM INVESTMENTS
(Cost $258,220,717)			258,220,717

TOTAL INVESTMENTS (99.28%)
(Cost $1,323,152,437)			$1,337,274,682

Other Assets In Excess Of Liabilities (0.72%)			9,679,934
NET ASSETS (100.00%)			$1,346,954,616

(a)	Non-income producing security.
(b)	Perpetual maturity.
(c)	Floating or variable rate security. The Reference Rate is described below. Interest rate shown reflects the rate in effect at October 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. The total value of Rule 144A securities amounts to $726,802,125, which represents 53.96% of net assets as of October 31, 2021.
(e)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at October 31, 2021.
(f)	Interest only securities.
(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

FED - Federal Funds Rate

Reference Rates:

1M US L - 1 Month LIBOR as of October 31, 2021 was 0.09%

3M US L - 3 Month LIBOR as of October 31, 2021 was 0.13%

5Y US TI - 5 Year US Treasury Index as of October 31, 2021 was 1.18%

12M US FED - 12 Month US FED as of October 31, 2021 was 0.08%

30D US SOFR - 30 Day US SOFR as of October 31, 2021 was 0.05%

See Notes to Financial Statements.
12	www.axonicfunds.com

Axonic Strategic Income Fund	Schedule of Investments
October 31, 2021

INTEREST RATE SWAP CONTRACTS (CENTRALLY CLEARED)

Pay/Receive Floating Rate*	Clearing House	Floating Rate	Expiration Date	Notional Amount**	Currency	Fixed Rate	Fair Value	Unrealized Appreciation
Receive	Credit Suisse	3 M US L	04/24/2028	15,000,000	USD	1.23%	$126,077	$126,077
Receive	Credit Suisse	3 M US L	05/25/2026	20,000,000	USD	0.91%	243,254	243,254
Receive	Credit Suisse	3 M US L	08/05/2026	50,000,000	USD	0.73%	1,099,801	1,099,801
Receive	Credit Suisse	3 M US L	06/11/2028	36,000,000	USD	1.15%	523,369	523,369
							$1,992,501	$1,992,501

Receive	Credit Suisse	3 M US L	04/22/2031	15,000,000	USD	1.56%	$(24,474)	$(24,474)
							$(24,474)	$(24,474)

*	Interest rate swaps receive interest quarterly and pay interest semiannually.
**	The notional amount of each interest rate swap contract is stated in the currency in which the derivative is denominated.

See Notes to Financial Statements.
Annual Report | October 31, 2021	13

Axonic Strategic Income Fund	Statement of Assets and Liabilities
October 31, 2021

ASSETS:
Investments, at fair value (Cost $1,323,152,437)	$1,337,274,682
Receivable for investment securities sold	6,374,401
Dividend receivable	233,170
Interest receivable	4,024,217
Receivable for shares sold	12,945,496
Deposit held with broker for interest rate swap contracts	8,054,375
Prepaid expenses and other assets	58,488
Total Assets	1,368,964,829

LIABILITIES:
Payable for investment securities purchased	12,204,626
Income distribution payable	5,536,186
Variation margin payable for interest rate swap contracts	83,962
Capital shares payable	2,852,337
Accrued legal and audit fees payable	71,093
Due to Adviser	944,103
Accrued fund accounting and administration fees payable	176,877
Distribution and shareholder service fees payable	18,829
Accrued Chief Compliance Officer fee payable	4,167
Other payables and accrued expenses	118,033
Total Liabilities	22,010,213
Net Assets	$1,346,954,616

COMPOSITION OF NET ASSETS:
Paid-in capital	$1,297,456,817
Total distributable earnings	49,497,799
Net Assets	$1,346,954,616

PRICING OF SHARES:
Class A
Net Assets	$40,413,682
Shares of beneficial interest outstanding (unlimited number of shares, no par value common share authorized)	4,067,120
Net Asset Value and redemption price per share	$9.94
Institutional Class
Net Assets	$1,306,540,934
Shares of beneficial interest outstanding (unlimited number of shares, no par value common share authorized)	130,781,627
Net Asset Value and redemption price per share	$9.99

See Notes to Financial Statements.
14	www.axonicfunds.com

Axonic Strategic Income Fund	Statement of Operations
For the Year Ended October 31, 2021

INVESTMENT INCOME:
Dividends	$1,263,954
Interest	57,770,318
Total Investment Income	59,034,272

EXPENSES:
Advisory fees (Note 4)	8,459,952
Audit and tax fees	87,079
Chief Compliance Officer fee (Note 4)	47,917
Custodian fees	91,158
Distribution fees
Class A	74,688
Fund accounting and administration fees (Note 4)	693,581
Insurance expenses	57,657
Legal fees	238,127
Offering costs (Note 2)	71,950
Printing expenses	40,445
Registration expenses	172,677
Shareholder service fees
Class A	44,815
Transfer agent fees (Note 4)	124,124
Trustees' fees and expenses (Note 4)	111,873
Other expenses	65,089
Total expenses before waiver/reimbursement/recoupment (Note 4)	10,381,132
Expense waiver/reimbursement (Note 4)	(38,814)
Recoupment of previously waived fees (Note 4)	216,355
Net expenses	10,558,673
Net Investment Income	48,475,599

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain on investments	29,314,125
Net realized loss on interest rate swap contracts	(490,718)
Net change in unrealized (depreciation) on investments	(6,539,968)
Net change in unrealized appreciation on interest rate swap contracts	1,968,027
Net Realized and Unrealized Gain on Investments	24,251,466

Net Increase in Net Assets from Operations	$72,727,065

See Notes to Financial Statements.
Annual Report | October 31, 2021	15

Axonic Strategic Income Fund	Statement of Changes in Net Assets

	For the Year Ended October 31, 2021	For the Period December 31, 2019 (Commencement of Operations) to October 31, 2020
FROM OPERATIONS:
Net investment income	$48,475,599	$5,789,284
Net realized gain	28,823,407	3,792,942
Net change in unrealized appreciation/(depreciation)	(4,571,941)	20,662,213
Net Increase in Net Assets from Operations	72,727,065	30,244,439

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings
Institutional Class	(46,586,922)	(5,303,262)
Class A	(1,460,330)	(168,760)
Decrease in Net Assets from Distributions to Shareholders	(48,047,252)	(5,472,022)

CAPITAL SHARE TRANSACTIONS:
Class A
Proceeds from sale of shares of beneficial interest	20,426,162	22,873,405
Distributions reinvested	1,372,703	168,700
Disbursements for redemption of shares of beneficial interest	(4,474,663)	(776,228)
Institutional Class
Proceeds from sale of shares of beneficial interest	812,942,398	616,565,142
Distributions reinvested	31,676,593	3,263,343
Disbursements for redemption of shares of beneficial interest	(177,803,715)	(28,831,454)
Net Increase from Capital Share Transactions	684,139,478	613,262,908
Net Increase in Net Assets	708,819,291	638,035,325

NET ASSETS:
Beginning of period	638,135,325	100,000
End of period	$1,346,954,616	$638,135,325

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Class A
Beginning shares	2,323,971	–
Issued	2,056,635	2,386,963
Distributions reinvested	138,618	17,487
Redeemed	(452,104)	(80,479)
Institutional Class
Beginning shares	63,550,117	10,000
Issued	81,914,852	66,211,177
Distributions reinvested	3,184,354	339,007
Redeemed	(17,867,696)	(3,010,067)
Net increase in capital shares	68,974,659	65,864,088
Ending shares	134,848,747	65,874,088

See Notes to Financial Statements.
16	www.axonicfunds.com

Axonic Strategic Income Fund Class A	Financial Highlights
For a Share Outstanding Throughout the Period Presented

	For the Year Ended October 31, 2021		For the Period July 17, 2020 (Commencement of Operations) to October 31, 2020
OPERATING PERFORMANCE:
Net asset value - beginning of period	$9.68		$9.55
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.44		0.06
Net realized and unrealized gain on investments(b)	0.30		0.15
Total Income from Investment Operations	0.74		0.21

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.43)		(0.08)
From net realized gains	(0.05)		–
Total Distributions to Shareholders	(0.48)		(0.08)

Net asset value - end of period	$9.94		$9.68

Total Investment Return - Net Asset Value(c)	7.85	%(d)	2.17	%(d)(e)

RATIOS AND SUPPLEMENTAL DATA:
Net assets end of period (000s)	$40,414		$22,495
Ratio of expenses to average net assets excluding reimbursement/recoupment(f)	1.60%		1.84	%(g)
Ratio of expenses to average net assets including reimbursement/recoupment(f)	1.50%		1.50	%(g)
Ratio of net investment income to average net assets(f)	4.40%		2.28	%(g)
Portfolio turnover rate	66%		54	%(e)

(a)	Calculated using average shares method.
(b)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c)	During periods in which certain expenses were reimbursed, total returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude applicable sales charges.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Not Annualized.
(f)	Expenses and net investment income/(loss) amounts used to calculate the ratios above include amounts allocated to investors. An individual investor's results may vary based on a variety of factors and the timing of capital transactions.
(g)	Annualized.

See Notes to Financial Statements.
Annual Report | October 31, 2021	17

Axonic Strategic Income Fund Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Period Presented

	For the Year Ended October 31, 2021		For the Period December 31, 2019 (Commencement of Operations) to October 31, 2020
OPERATING PERFORMANCE:
Net asset value - beginning of period	$9.69		$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.48		0.19
Net realized and unrealized gain on investments(b)	0.30		(0.40)
Total Income/(Loss) from Investment Operations	0.78		(0.21)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.43)		(0.10)
From net realized gains	(0.05)		–
Total Distributions to Shareholders	(0.48)		(0.10)

Net asset value - end of period	$9.99		$9.69

Total Investment Return - Net Asset Value(c)	8.28	%(d)	(2.11	)%(d)(e)

RATIOS AND SUPPLEMENTAL DATA:
Net assets end of period (000s)	$1,306,541		$615,640
Ratio of expenses to average net assets excluding reimbursement/recoupment(f)	1.02%		1.19	%(g)
Ratio of expenses to average net assets including reimbursement/recoupment(f)	1.04%		1.10	%(g)
Ratio of net investment income to average net assets(f)	4.87%		2.40	%(g)
Portfolio turnover rate	66%		54	%(e)

(a)	Calculated using average shares method.
(b)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c)	During periods in which certain expenses were reimbursed, total returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude applicable sales charges.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Not Annualized.
(f)	Expenses and net investment income/(loss) amounts used to calculate the ratios above include amounts allocated to investors. An individual investor's results may vary based on a variety of factors and the timing of capital transactions.
(g)	Annualized.

See Notes to Financial Statements.
18	www.axonicfunds.com

Axonic Strategic Income Fund	Notes to Financial Statements
October 31, 2021

1. ORGANIZATION

Axonic Strategic Income Fund (the “Fund”), is a non-diversified series of the Axonic Funds (the ”Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on October 17, 2019 pursuant to a Declaration of Trust governed by the laws of the State of Delaware. Axonic Capital LLC (the “Adviser”) acts as the Fund’s investment adviser. The Adviser is a registered investment adviser and is responsible for making the investment decisions for the Fund’s portfolio. The Fund’s investment objective is to seek total return. The Fund’s portfolio will be deemed to be non-diversified under the 1940 Act, meaning it may invest a greater percentage of its assets in a single or limited number of issuers than a diversified fund. Under normal circumstances, the Fund will concentrate its investments (i.e., invest 25% or more of its total assets (measured at the time of purchase)) in Mortgage-Backed Securities (“MBS”) and other mortgage-related securities (such as CMOs), which the Fund treats as investments in a group of industries.

The Fund currently offers Class A and Class I shares. Class A shares commenced operations on July 17, 2020 and Class I commenced operations on December 31, 2019. Class A shares are offered subject to a maximum sales charge of 2.25%. Class I shares are offered at NAV and are not subject to sales charges. The Fund may offer additional classes of shares in the future.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is considered an investment company for financial reporting purposes under GAAP. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 “Financial Services – Investment Companies.” The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation – The Fund values it investments at fair value. The Fund’s Board of Trustees (the “Board”) has approved pricing policies and procedures and fair valuation policies and procedures pursuant to which the Fund will value its investments. The Adviser has appointed an independent Administrator of the Fund, pursuant to the administration agreement, under which the Administrator independently calculates the daily Net Asset Value per share (“NAV”) of the Fund. In doing so, the Administrator, on a daily basis, in compliance with the policies and procedures described above, independently values the investment positions within the Fund’s portfolio. The Administrator at its discretion may notify the Fund or the Board of any valuation conflicts and/or non-compliance with the policies and procedures. The Administrator and the Adviser will include in quarterly written reports to the Board confirmation that the policies and procedures provide fair and accurate prices. Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined. Investments in shares of funds, including money market funds, that are not traded on an exchange are valued at the end of day net asset value (“NAV”) per share of such fund.

Structured credit and other similar debt securities including, but not limited to, asset-backed securities, collateralized debt obligations, collateralized loan obligations, collateralized mortgage obligations, mortgage-backed securities, commercial mortgage-backed security, and other securitized investments backed by certain debt or other receivables (collectively, “Structured Credit Securities”), are valued on the basis of valuations provided by independent pricing services and /or dealers in those instruments recommended by the Adviser and approved by the Board. Interest Rate Swaps are valued by an independent pricing service as approved by the Board. For centrally cleared swaps, the daily change in valuation and upfront payments, if any, are recorded as a receivable or payable for variation margin on the statement of assets and liabilities. In determining fair value, pricing services and dealers will generally use information with respect to transactions in the securities being valued, quotations from other dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities, and yield to maturity information. The Adviser will, based on its reasonable judgment, select the pricing service or dealer quotation that most accurately reflects the fair market value of the Structured Credit Security while taking into account the information utilized by the pricing service or dealer to formulate the quotation in addition to any other relevant factors.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using the fair valuation policies and procedures adopted by, and under the supervision of, the Board. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

The fair valuation policies and procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by an independent pricing service and broker-dealer is inaccurate.

Annual Report | October 31, 2021	19

Axonic Strategic Income Fund	Notes to Financial Statements
October 31, 2021

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level and supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; and (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve and credit quality.

Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability at the measurement date; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. To the extent practicable, the Adviser generally endeavors to maximize the use of observable inputs and minimize the use of unobservable inputs by requiring that the most observable inputs are to be used when available.

20	www.axonicfunds.com

Axonic Strategic Income Fund	Notes to Financial Statements
October 31, 2021

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of October 31, 2021:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$14,596,541	$–	$–	$14,596,541
Preferred Stocks	32,382,587	–	–	32,382,587
Asset-Backed Securities	–	245,865,977	–	245,865,977
Bank Loans	–	26,741,139	–	26,741,139
Collateralized Loan Obligations	–	10,009,404	–	10,009,404
Commercial Mortgage-Backed Securities	–	318,296,442	–	318,296,442
Convertible Corporate Bonds	–	88,625,827	–	88,625,827
Corporate Bonds	–	76,491,943	–	76,491,943
Residential Mortgage-Backed Securities	–	266,044,105	–	266,044,105
Short Term Investments	258,220,717	–	–	258,220,717
Total	$305,199,845	$1,032,074,837	$–	$1,337,274,682
Other Financial Instruments(b)
Assets:
Interest Rate Swap Contracts	$–	$1,992,501	$–	$1,992,501
Liabilities:
Interest Rate Swap Contracts	$–	$(24,474)	$–	$(24,474)
Total	$–	$1,968,027	$–	$1,968,027

(a)	For detailed descriptions of industries, see the accompanying Schedule of Investments.
(b)	Other financial instruments are derivative instruments reflected in the Schedule of Investments. The derivatives shown in this table are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value.

Securities Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Dividend income from REITs is recognized on the ex-dividend date. It is common for distributions from REITs to exceed taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investment in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

Premium and Discount Amortization/Paydown Gains and Losses – All premiums and discounts on fixed-income securities are amortized/accreted over the estimated lives of such securities for financial statement purposes using the effective interest method. Gains and losses realized on principal payments of mortgage-backed securities (paydown gains and losses) are classified as part of interest income.

Concentration of Credit Risk – The Fund places its cash with one banking institution, which is insured by Federal Deposit Insurance Corporation (“FDIC”). The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

Federal and Other Taxes – No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax provisions to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

Annual Report | October 31, 2021	21

Axonic Strategic Income Fund	Notes to Financial Statements
October 31, 2021

As of and during the year ended October 31, 2021, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. The Fund files U.S. federal, state and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for all open tax years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders – Distributions from the Fund’s net investment income are accrued daily and typically paid monthly. However, there can be no assurances that the Fund will achieve any level of distribution to its Shareholders. The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Offering Costs – Offering costs incurred by the Fund were treated as deferred charges until operations commenced and are being amortized over a 12-month period using the straight line method. During the year ended October 31, 2021, $71,950 in offering costs were amortized.

Indemnification – The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3. SWAPS

The Fund may transact in credit default swaps, total return swaps, interest rate swaps, equity swaps, currency swaps and other types of swaps. Such transactions are subject to market risk, liquidity risk, risk of default by the other party to the transaction, known as “counterparty risk,” regulatory risk and risk of imperfect correlation between the value of such instruments and the underlying assets and may involve commissions or other costs.

Swap agreements are primarily entered into by institutional investors and the value of such agreements may be extremely volatile. Certain swap agreements are traded OTC between two parties, while other more standardized swaps must be transacted through a futures commission merchant and centrally cleared or exchange-traded. While central clearing and exchange-trading are intended to reduce counterparty credit and liquidity risk, they do not make a swap transaction risk-free. The current regulatory environment regarding swap agreements is subject to change. The Adviser will continue to monitor these developments, particularly to the extent regulatory changes affect the Fund’s ability to enter into or close out swap agreements.

The swap market has matured in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity and may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. The absence of liquidity may also make it more difficult for the Fund to ascertain a market value for such instruments. The inability to close derivative positions also could have an adverse impact on the Fund’s ability to effectively hedge its portfolio. If the Adviser is incorrect in its forecasts of market values, interest rates or currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if these investment techniques were not used. In a total return swap, the Fund pays the counterparty a floating short-term interest rate and receives in exchange the total return of underlying loans or debt securities. The Fund bears the risk of default on the underlying loans or debt securities, based on the notional amount of the swap and, therefore, incurs a form of leverage. The Fund would typically have to post collateral to cover this potential obligation.

The Fund will “cover” its swap positions by segregating an amount of cash and/or liquid securities as required by the 1940 Act and applicable SEC interpretations and guidance from time to time.

22	www.axonicfunds.com

Axonic Strategic Income Fund	Notes to Financial Statements
October 31, 2021

The table below is a summary of the effect of interest rate swaps on the Statement of Assets and Liabilities.

Risk Exposure	Statement of Assets and Liabilities Location	Asset Derivatives Gross Unrealized Appreciation	Liability Derivatives Gross Unrealized Depreciation
Axonic Strategic Income Fund
Interest Rate Risk (Swap Contracts)	Unrealized appreciation/depreciation on interest rate swap contracts(a)	$1,992,501	$(24,474)
Total		$1,992,501	$(24,474)

(a)	The value presented includes cumulative gain/(loss) on swap contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is the unsettled variation margin receivable/(payable) and/or unrealized appreciation/(depreciation) as of October 31, 2021.

The average notional value of interest rate swap contracts from the period of initial investment to October 31, 2021 was $55,000,000.

The effect of interest rate swap contracts on the Statement of Operations for the year ended October 31, 2021 is shown in the table below.

Risk Exposure	Statement of Operations Location	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)
Axonic Strategic Income Fund
Interest Rate Risk (Swap Contracts)	Net realized loss on interest rate swap contracts/Net change in unrealized appreciation on interest rate swap contracts	$(490,718)	$1,968,027
Total		$(490,718)	$1,968,027

4. ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS

Advisory Fees – Pursuant to the investment advisory agreement by and between the Trust, on behalf of the Fund, and the Adviser (the “Investment Advisory Agreement”), and in consideration of the advisory services provided by the Adviser to the Fund, the Adviser is entitled to a management fee equal to 0.85% of the Fund’s average daily net assets. For the year ended October 31, 2021, the Fund incurred $8,459,952 in Advisory fees.

The Adviser has contractually agreed to waive its fees and/or reimburse certain expenses (inclusive of organizational and offering costs, but exclusive of any taxes, interest on borrowings, dividends on securities sold short, brokerage commissions, 12b-1 fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) to limit the Fund’s Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement to 1.10% of the Fund’s average daily net assets (the “Expense Limit”) through December 31, 2021. The Expense Limit excludes certain expenses and, consequently, the Fund’s Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement may be higher than the Expense Limit. The contractual waiver and expense reimbursement may be changed or eliminated at any time by the Board of Trustees, on behalf of the Fund, upon 60 days’ written notice to the Adviser. The contractual fee waiver and expense reimbursement may not be terminated by the Adviser without the consent of the Board of Trustees. The Adviser may recoup from the Fund any waived amount or reimbursed expenses pursuant to this agreement if such recoupment does not cause the Fund to exceed the current Expense Limit or the Expense Limit in place at the time of the waiver or reimbursement (whichever is lower) and the recoupment is made within three years after the end of the month in which the Adviser incurred the expense. During the year ended October 31, 2021, the Adviser reimbursed expenses to the Fund of $38,814 all of which was attributable to Class A, and the Fund repaid the Adviser previously waived fees and expenses of $9,703 which was attributable to Class A and $206,652 which was attributable to Class I.

Annual Report | October 31, 2021	23

Axonic Strategic Income Fund	Notes to Financial Statements
October 31, 2021

As of October 31, 2021, the following amounts were available for recoupment by the Adviser based upon their potential expiration dates:

Fund	Expires 2023	Expires 2024
Axonic Strategic Income Fund
Class A	$9,437	$38,814

Chief Compliance Officer ("CCO") Services – The CCO of the Fund is an affiliate of the Fund. For the year ended October 31, 2021, the total related amounts paid by the Fund for CCO fees are included in Chief Compliance Officer fees on the Fund’s Statement of Operations.

Fund Accounting and Administration Fees and Expenses – ALPS Fund Services, Inc. (“ALPS”) serves as the Fund’s administrator and accounting agent (the “Administrator”) and receives customary fees from the Fund for such services.

Transfer Agent – DST Systems Inc., an affiliate of ALPS, serves as transfer, dividend paying and shareholder servicing agent for the Fund (“Transfer Agent”).

Distributor – The Fund has entered into a distribution agreement with ALPS Distributors, Inc. (the “Distributor”) to provide distribution services to the Fund. There are no fees paid to the Distributor pursuant to the distribution agreement.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of ALPS. During the year ended October 31, 2021, no fees were retained by the Distributor.

Trustees – Officers of the Trust and the Trustees who are “interested persons” of the Trust or the Adviser receive no salary from the Trust. The Independent Trustees also serve as independent trustees on the Board of Trustees of the Axonic Alternative Income Fund, a closed-end interval fund for which Axonic Capital LLC also serves as the investment adviser. As of January 1, 2021 for their service on the Board and the Board of Trustees of Axonic Alternative Income Fund, the Independent Trustees receive the following fees, which are split between the Fund and the Axonic Alternative Income Fund pro rata based on assets under management: $25,000 annual retainer for each Independent Trustee, $3,000 annually for each of the Valuation Committee Chair, Audit Committee Chair and Nominating and Governance Committee Chair, $5,000 for each quarterly meeting, and $1,000 for each special meeting. Prior to January 1, 2021 the Trustees received an annual retainer of $4,000 and a fee of $2,000 for each Board meeting attended in person and $1,000 for each Board meeting attended by telephone. The Fund reimburses each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance at Board or committee meetings.

5. INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the year ended October 31, 2021, amounted to $1,062,729,328 and $560,935,050 respectively.

6. TAX BASIS INFORMATION

Distributions are determined in accordance with federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

For the year ended October 31, 2021, the following reclassifications, which had no impact on results of operations or net assets, were recorded to reflect tax character. The main cause of the permanent differences was non-deductible expenses for tax purposes.

Decrease Paid-in capital	Increase in Distributable Earnings
$(45,434)	$45,434

24	www.axonicfunds.com

Axonic Strategic Income Fund	Notes to Financial Statements
October 31, 2021

The tax character of distributions paid for the year ended October 31, 2021, was as follows:

2021
Distributions Paid From:
Ordinary Income	$48,011,302
Long-Term Capital Gain	35,950
Total	$48,047,252

The tax character of distributions paid for the year ended October 31, 2020, was as follows:

2020
Distributions Paid From:
Ordinary Income	$5,472,022
Total	$5,472,022

As of October 31, 2021, the components of distributable earnings / (accumulated deficit) on a tax basis were as follows:

Accumulated net investment income	$29,552,810
Accumulated net realized gain	9,513,482
Net unrealized appreciation	15,967,694
Dividends payable	(5,536,187)
Total	$49,497,799

As of October 31, 2021, net unrealized appreciation/(depreciation) of investments based on the federal tax cost were as follows:

Cost of investments for income tax purposes	$1,323,275,016
Gross appreciation (excess of value over tax cost)	$28,806,655
Gross depreciation (excess of tax cost over value)	(14,806,989)
Net appreciation of foreign currency and derivatives	1,968,028
Net unrealized appreciation	$15,967,694

These differences are primarily attributed to the different tax treatment of wash sales.

7. LINE OF CREDIT

On June 10, 2020, the Fund entered into a $40,000,000 uncommitted, secured, revolving line of credit agreement (“Credit Agreement”) with U.S. Bank National Association for redemption purposes, subject to annual renewal and other limitations of the 1940 Act for borrowings. On January 15, 2021, the revolving line of credit agreement was amended to increase the maximum borrowing amount to $90,000,000. On July 2, 2021, the revolving line of credit agreement was amended to increase the maximum borrowing amount to the lesser of (i) $200,000,000.00), (ii) 15% of the gross market value of the Fund, (iii) 33.33% of the market value of the unencumbered assets of the Fund, and (iv) termination date of July 1, 2022. Borrowings under the Credit Agreement bear interest of the lender’s prime rate at the time of borrowing. Borrowings under the Credit Agreement are secured by a perfected, first priority security interest in the assets of the Fund. The Fund had no borrowings during the year ended October 31, 2021.

Annual Report | October 31, 2021	25

Axonic Strategic Income Fund	Notes to Financial Statements
October 31, 2021

8. SIGNIFICANT SHAREHOLDERS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act. As of October 31, 2021, the following entities owned beneficially more than 25% of the Fund’s outstanding shares. The shares may be held under omnibus accounts (whereby the transactions of two or more shareholders are combined and carried in the name of the originating broker rather than designated separately). Any transaction by these investors could have a material impact on the share class.

Name	Percentage
National Financial Services LLC	46.80%
Charles Schwab & Co Inc	44.60%

9. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

26	www.axonicfunds.com

Axonic Strategic Income Fund	Report of Independent Registered Public Accounting Firm

To the Shareholders of Axonic Strategic Income Fund

and Board of Trustees of Axonic Funds

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Axonic Strategic Income Fund (the “Fund”), a series of Axonic Funds (the “Trust”), as of October 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets and financial highlights for each of the two periods in the period then ended, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2021, the results of its operations for the year then ended, the changes in net assets and the financial highlights for each of the two periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2019.

COHEN & COMPANY, LTD.
Cleveland, Ohio
December 28, 2021

Annual Report | October 31, 2021	27

Axonic Strategic Income Fund	Additional Information
October 31, 2021 (Unaudited)

PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 888-926-2688, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30th is available without charge upon request by calling toll-free 833-429-6642, or on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT; the Fund’s Form N-PORT reports are available on the SEC’s Website at http://www.sec.gov.

28	www.axonicfunds.com

Axonic Strategic Income Fund	Trustees and Officers
October 31, 2021 (Unaudited)

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Fund. Unless otherwise indicated in the table below, the address of each Trustee and officer of the Fund is 520 Madison Avenue, 42nd Floor, New York, New York 10022. Information about the Trustees and officers of the Fund is provided in the table below. Additional information about members of the Board of Trustees and Officers of the Trust is available in the Statement of Additional Information, which is available, without charge, upon request, by calling the Funds (toll-free) at 1-833-429-6642 (833-4Axonic).

Name and Year of Birth	Position with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held During the Past 5 Years
INDEPENDENT TRUSTEES OF THE TRUST
Joshua M. Barlow 1978	Independent Trustee	Indefinite Term; Since Inception	Managing Director, Valhalla Fiduciary (June 2018 – present); Head of Operational Due Diligence and Accounting and other positions, PAAMCO (Pacific Alternative Asset Management Company, LLC) (March 2006 – June 2018).	2	Axonic Alternative Income Fund
Charles D. Mires 1960	Independent Trustee	Indefinite Term; Since Inception	Director CIB Marine Bancshares, Inc. (2010 – present); Retired from full time employment December, 2015; Director of Fixed Income, Alternative Strategies, and Third Party Mandates, Franklin Street Partners (2011- 2015).	2	Axonic Alternative Income Fund; CIB Marine Bancshares, Inc.
Thomas S. Vales 1964	Independent Trustee	Indefinite Term; Since April 15, 2020	Chief Executive Officer, TMC Bonds LLC (an alternative trading system for fixed income) (2000 – 2019); Member, FINRA Fixed Income Advisory Committee (2016-2018).	2	Axonic Alternative Income Fund
INTERESTED TRUSTEE OF THE TRUST**
Clayton DeGiacinto 1972	Trustee, President (Principal Executive Officer)	Indefinite Term; Since Inception	Managing Member and Chief Investment Officer, Axonic Capital LLC (2010 – present).	2	Axonic Alternative Income Fund

*	The Fund complex consists of the Fund and the Axonic Alternative Income Fund, a registered closed-end interval fund for which Axonic Capital LLC also serves as the investment adviser.
**	Clayton DeGiacinto is an Interested Trustee because he is the Managing Member and Chief Investment Officer of the Adviser.

Annual Report | October 31, 2021	29

Axonic Strategic Income Fund	Trustees and Officers
October 31, 2021 (Unaudited)

Name and Year of Birth	Position with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS OF THE TRUST
John Kelly 1978	Treasurer (Principal Financial Officer)	Indefinite Term; Since Inception	Chief Financial Officer, Axonic Capital LLC (2017 – present); Controller, J. Goldman & Co. LP (June 2015- 2017); Manager of Financial Reporting, Moore Capital Management LP (2003 – 2015).
Joseph Grogan 1980	Secretary; Chief Compliance Officer	Indefinite Term; Since Inception	Chief Compliance Officer, Axonic Capital LLC (February 2018 – present); Chief Compliance Officer, Claren Road Asset Management, LLC (January 2015 – February 2018); Director of Compliance, Claren Road Asset Management, LLC (July 2011 – January 2015).

30	www.axonicfunds.com

Axonic Strategic Income Fund	Privacy Policy
October 31, 2021 (Unaudited)

DATA PRIVACY POLICY AND PROCEDURE

Policy Statement:

Axonic Strategic Income Fund (the “Fund”) has in effect the following policy (the “Data Privacy Policy”) with respect to nonpublic personal information about its customers.

The Fund collects nonpublic personal information about its customers1 from the following sources:

•	account applications and other forms, which may include a customer’s name, address, social security number, and information about a customer's investment goals and risk tolerance;
•	account history, including information about the transactions and balances in a customer's account; and
•	correspondence, written, or telephonic, between a customer and the Fund or service providers to the Fund.

In addition, the Fund may obtain consumer information about its customers from consumer reports.

The Fund will not release nonpublic personal or consumer information about its customers or their accounts unless one of the following conditions is met:

•	Prior written consent is received.
•	The Fund believes the recipient to be the customer of the Fund or such Fund customer's authorized representative.
•	The Fund is required by law to release information to the recipient.

The Fund does not give or sell nonpublic personal or consumer information about its customers or their fund accounts to any other company, individual, or group.

The Fund will only use nonpublic personal or consumer information about its customers and their accounts to attempt to better serve their investment needs or to suggest services or educational materials that may be of interest to them.

The Fund restricts access to nonpublic personal and consumer information about customers to those employees who need to know that information in order to provide products or services. The Fund may also share personal information with companies that it hires to provide support services. When the Fund or its Transfer Agent shares nonpublic personal or consumer information with other service providers, it protects that information with a strict confidentiality agreement. The Fund also maintains reasonable physical, electronic and procedural safeguards that comply with federal standards to protect against unauthorized access to and properly dispose of customers' nonpublic personal and consumer information.

The Fund will adhere to the policies and practices described in this notice for current and former shareholders of the Fund.

II. Physical, Electronic and Procedural Safeguards

The following includes a list of the primary physical, electronic and procedural safeguards employed by the Transfer Agent to ensure against unauthorized access and proper disposal of customers’ nonpublic personal and consumer information.

•	The Fund shall distribute this Data Privacy Policy annually to shareholders through the Fund’s annual report to shareholders to ensure compliance with shareholder notification requirements mandated by Regulation S-P.

•	Should a change in this Data Privacy Policy occur during the year that requires a change to this Data Privacy Policy, the Principal Underwriter or Transfer Agent will provide existing customers of the Fund with an updated Data Privacy Policy.

•	The Transfer Agent shall maintain a third-party list that identifies any non-affiliated third-parties that do business with the Transfer Agent, the type(s) of service(s) provided, whether there is an exchange of non-public personal information, and whether these relationships fall outside of any exceptions and/or exemptions to the opt-out requirements afforded under Regulation S-P. Appropriate confidentiality language must exist in the contractual arrangements with each of these relations.

[1]	For purposes of this Data Privacy Policy, the terms “customer” or “customers” includes both shareholders of the Fund and individuals who provide nonpublic personal information to the Fund, but do not invest in Fund shares.

Annual Report | October 31, 2021	31

Axonic Strategic Income Fund	Privacy Policy
October 31, 2021 (Unaudited)

•	The Transfer Agent, the Administrator, the Fund Accounting Agent, the Principal Underwriter, and Investment Adviser shall maintain procedures related to the security of nonpublic personal information and consumer information (including physical, electronic and procedural safeguards) and properly disposal of such information.

•	Any data privacy related questions, concerns or breaches will be brought to the attention of the Fund’s CCO.

Procedures:

1.	The Fund’s CCO will determine that the policies and procedures of the Transfer Agent, Principal Underwriter and the Fund’s other service providers are reasonably designed to safeguard customer information and require only appropriate and authorized access to, and use of, customer information through the application of appropriate administrative, technical, physical, and procedural safeguards that comply with applicable federal standards and regulations.

2.	The Fund’s CCO will continually monitor applicable regulations that may cause policies of the Fund and/or its service providers subject to the requirements of Regulation S-P to change.

3.	Annually, the Fund’s CCO will review any independent reviews applicable to data security at its service providers who have access to or otherwise obtain nonpublic personal information in fulfilling their obligations to the Fund.

4.	Annually, the Fund’s CCO will inquire and review, where applicable, any related data privacy issues reported by the Fund’s service providers who have access to or otherwise obtain nonpublic personal information in fulfilling their obligations to the Fund.

Adopted: December 31, 2019

32	www.axonicfunds.com

AXONIC STRATEGIC INCOME FUND

ANNUAL REPORT

October 31, 2021

Item 2.	Code of Ethics.

(a)	The registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the registrant.

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in Item 2(a) above.

(d)	During the period covered by this report, no implicit or explicit waivers to the provision of the code of ethics adopted in Item 2(a) above were granted.

(e)	Not applicable.

(f)	The registrant’s Code of Ethics is attached as Exhibit 13.A.1 hereto.

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The Board of Trustees has designated Joshua M. Barlow as the registrant’s “audit committee financial expert.” Joshua M. Barlow is “independent” as defined in paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees: The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal period from December 31, 2019 (commencement of operations) through October 31, 2020 were $20,000 and the fiscal year ended October 31, 2021 were $35,000.

(b)	Audit-Related Fees: The aggregate fees billed for the fiscal period from December 31, 2019 (commencement of operations) through October 31, 2020 and the fiscal year ended October 31, 2021 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 and $0, respectively.

(c)	Tax Fees: The aggregate fees billed for the fiscal period from December 31, 2019 (commencement of operations) through October 31, 2020 and the fiscal year ended October 31, 2021 for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $5,500 and $6,500, respectively.

(d)	All Other Fees: The aggregate fees billed for the fiscal period from December 31, 2019 (commencement of operations) through October 31, 2020 and the fiscal year ended October 31, 2021, for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 and $0, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures: All services to be performed by the Registrant's principal auditors must be pre-approved by the registrant's audit committee.

(e)(2)	There were no non-audit services approved or required to be approved by the registrant’s audit committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal period from December 31, 2019 (commencement of operations) through October 31, 2020 and the fiscal year ended October 31, 2021 were $0 and $0, respectively.

(h)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSR.

(b) Not applicable to the Registrant.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K, or this Item.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	The Code of Ethics that applies to the registrant’s principal executive officer and principal financial officer is attached hereto as Exhibit 13.A.1.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

(a)(3)	None.

(a)(4)	Not applicable.

(b)	The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Axonic Funds

By:	/s/ Clayton DeGiacinto
Clayton DeGiacinto (Principal Executive Officer)
Chief Executive Officer and President

Date:	January 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Axonic Funds

By:	/s/ Clayton DeGiacinto
Clayton DeGiacinto (Principal Executive Officer)
Chief Executive Officer and President

Date:	January 7, 2022

By:	/s/ John R. Kelly
John R. Kelly (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	January 7, 2022